Condensed Consolidated Balance Sheets (Q2) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Current Assets
Cash and cash equivalents	$ 5,019,000	$ 3,946,000	$ 199,674	$ 1,442
Restricted cash	6,243,000	0
Accounts receivable, net	333,000	276,000
Inventories, net	1,707,000	1,557,000	9,402	14,882
Prepaid expenses and other current assets	1,134,000	269,000
Total current assets	14,436,000	6,048,000	209,076	16,324
Property and equipment, net	59,000	71,000
Right of use asset, operating lease, net of accumulated amortization	840,000	0
Intangible assets, net	961,000	0
Other assets	182,000	28,000
Total Assets	16,478,000	6,147,000	209,076	16,324
Current Liabilities
Line of credit	0	4,600,000
Other liabilities	0	1,899,000
Long-term debt, current portion	6,200,000	1,600,000	0	233,011
Accounts payable	2,413,000	765,000	39,052	106,726
Due to related parties	134,000	0
Accrued liabilities	2,198,000	244,000
Deferred revenue	318,000	66,000
Operating lease liability, current portion	262,000	0
Warrant derivative liability	2,304,000	0	2,317,412	312,878
Total Current Liabilities	13,829,000	9,174,000	2,858,351	1,199,198
Operating lease liability	590,000	0
Deferred rent	15,000	15,000
Total Liabilities	14,434,000	9,189,000
Commitments and Contingencies
Stockholders' Deficit
Common Stock, $0.001 par value, 88,000,000 shares authorized, 43,168,161 & 11,661,485 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively.	43,000	12,000	3,065	3,009
Additional paid-in capital	170,017,000	13,642,000	3,406,146	1,927,960
Accumulated deficit	(181,023,000)	(16,698,000)	6,059,291	(3,108,472)
Total Stockholders' Deficit	(10,963,000)	(3,042,000)	(2,649,275)	(1,182,874)
Total Liabilities, Redeemable Preferred Stock and Stockholders' Deficit	16,478,000	6,147,000	209,076	16,324
Series E Preferred Stock [Member]
Current Liabilities
Redeemable Preferred Stock	13,007,000	0
Stockholders' Deficit
Preferred Stock			0	0
Convertible Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock	$ 0	2,000	1	1
Total Stockholders' Deficit		$ 2,391	$ 1	$ 1